Capital and additional paid-in capital (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of share capital, reserves and other equity interest [Line Items]
Authorized	280,000,000
Beginning Balance (in Shares)	39,428,835	39,160,048	38,968,905
Conversions	0	0	0
Repurchased common stock	(99,257)	(1,000)	0
Restricted stock issued - directors	57,000	57,000	57,000
Exercised stock options - compensation plans	102,918	142,268	68,785
Restricted stock units - vested	49,055	70,519	65,358
Ending Balance (in Shares)	39,538,551	39,428,835	39,160,048
Class A shares [Member]
Disclosure of share capital, reserves and other equity interest [Line Items]
Authorized	40,000,000
Beginning Balance (in Shares)	6,342,189	6,342,189	6,342,189
Conversions	0	0	0
Repurchased common stock	0	0	0
Restricted stock issued - directors	0	0	0
Exercised stock options - compensation plans	0	0	0
Restricted stock units - vested	0	0	0
Ending Balance (in Shares)	6,342,189	6,342,189	6,342,189
Class B shares [Member]
Disclosure of share capital, reserves and other equity interest [Line Items]
Authorized	40,000,000
Beginning Balance (in Shares)	2,408,806	2,474,469	2,474,469
Conversions	(64,386)	(64,663)	0
Repurchased common stock	(99,193)	(1,000)	0
Restricted stock issued - directors	0	0	0
Exercised stock options - compensation plans	0	0	0
Restricted stock units - vested	0	0	0
Ending Balance (in Shares)	2,245,227	2,408,806	2,474,469
Class E shares [Member]
Disclosure of share capital, reserves and other equity interest [Line Items]
Authorized	100,000,000
Beginning Balance (in Shares)	30,677,840	30,343,390	30,152,247
Conversions	64,386	64,663	0
Repurchased common stock	(64)	0	0
Restricted stock issued - directors	57,000	57,000	57,000
Exercised stock options - compensation plans	102,918	142,268	68,785
Restricted stock units - vested	49,055	70,519	65,358
Ending Balance (in Shares)	30,951,135	30,677,840	30,343,390
Class F shares [Member]
Disclosure of share capital, reserves and other equity interest [Line Items]
Authorized	100,000,000
Beginning Balance (in Shares)	0	0	0
Conversions	0	0	0
Repurchased common stock	0	0	0
Restricted stock issued - directors	0	0	0
Exercised stock options - compensation plans	0	0	0
Restricted stock units - vested	0	0	0
Ending Balance (in Shares)	0	0	0